Note 4 - Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
Note
4.
Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents for purposes of the Consolidated Balance Sheets. Avalon maintains its cash balances in various financial institutions. These balances may,
at times, exceed federal insured limits. Avalon has
not
experienced any losses in such accounts and believes it is
not
exposed to any significant credit risk relating to its cash and cash equivalents.

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in restricted cash on the Consolidated Balance Sheets. Restricted cash consists of loan proceeds deposited into a project fund account to fund costs associated with the renovation and expansion of The Grand Resort and Avalon Field Club at New Castle in accordance with the provisions of the loan and security agreement (See Note
9
).

In the
first
quarter of
2018,
in accordance with our loan and security agreement, the Company withdrew
$1.5
million from the restricted cash account for reimbursement for capital expenditures incurred in
2018
related to The Grand Resort funded with operating cash. The Company utilized approximately
$1.3
million of those proceeds to fund the acquisition of The Boardman Tennis Center facility (See Note
18
).

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows. Cash, cash equivalents and restricted cash consist of the following at
December 31, 2019
and
2018
(in thousands):

	2019	2018
Cash and cash equivalents	$1,446	$1,406
Restricted cash	7,185	502
Cash, cash equivalents and restricted cash	$8,631	$1,908